Summary of Outstanding Borrowings and Borrowing Capacities (Parenthetical) (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
Bonds payable exclude an unamortized discount	$ 648
Prepaid debt issuance costs	$ 35,954